Earnings/(loss) per share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings/(loss) per share
Schedule of earnings/(loss) per share

		Restated(1)	Restated(1)
	2019	2018	2017
Profit/(loss) for the year (£’000)	18,881	(37,629)	39,209
Basic earnings/(loss) per share (pence)	11.48	(22.92)	23.90
Diluted earnings/(loss) per share (pence)(2)	11.47	(22.92)	23.84
(1)	Comparative amounts have been restated—see note 33 for further details.
(2)

For the year ended 30 June 2018, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2019 and 2017, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.

Schedule of weighted average number of shares

	2019	2018	2017
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	40,526	40,195	40,025
Class B ordinary shares	124,000	124,000	124,000
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/(loss) per share	164,526	164,195	164,025
Adjustment for calculation of diluted earnings/(loss) per share assumed conversion into Class A ordinary shares	140	415	468
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings/(loss) per share	164,666	164,610	164,493